Warrant Liability (Tables)	6 Months Ended
Jun. 30, 2022
Warrants At Fair Value Of Explanatory Abstract
Schedule of assumptions to estimate the investors’ warrants
	June 30, 2022	December 31, 2021
Risk-free interest rate (1)	1.48-1.68%	0.19%
Expected volatility (2)	67.52%	60.83-62.46%
Contractual term life (in years) (3)	0.13-0.18	0.63-0.68
Dividend yield (4)	0%	0%

Schedule of the outstanding warrants
Warrants outstanding to purchase ADSs	Number of shares exercisable	Issuance date	Exercise price in USD (per warrant)	Expiration date

600,000	60,000,000	February 23, 2017	4.1	August 23, 2022
1,197,500	119,750,000	March 21, 2017	2.3	September 21, 2022
1,797,500	179,750,000

Schedule of changes in warrants issued
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
	U.S. dollars in thousands
Balance as of January 1, 2021	-	-	2,637	2,637
Loss recognized in profit or loss in finance income (expense), net	-	-	1,289	1,289
Disposal	-	-	(512)	(512)
Warrant liability as of June 30, 2021	-	-	3,414	3,414

Warrant liability as of December 31, 2021	-	-	1,054	1,054
Gain recognized in profit or loss in finance income (expense), net	-	-	(1,032)	(1,032)
Warrant liability as of June 30, 2022	-	-	22	22